Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Fee and Commission Income
	2017		2016		2015
Fee income from asset management		2,126		1,702		1,648
Commission income		535		562		614
Other		140		144		176
Total fee and commission income		2,802		2,408		2,438